CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Net revenues	$ 81,208	$ 124,608	$ 561,000	$ 268,619	$ 537,152	$ 433,658
Cost of revenues	69,327	108,874	379,606	310,333	458,006	391,675
Gross profit (loss)	11,881	15,734	181,394	(41,714)	79,146	41,983
Operating expenses
Selling, general and administrative	1,038,372	736,844	3,268,476	2,090,123	3,107,596	2,353,233
Research and development	176,559	184,117	600,249	445,120	634,109	504,396
Total operating expenses	1,214,931	920,961	3,868,725	2,535,243	3,741,705	2,857,629
Operating loss	(1,203,050)	(905,227)	(3,687,331)	(2,576,957)	(3,662,559)	(2,815,646)
Other income (expense)
Interest expense	(1,480,123)	(57,127)	(3,706,958)	(1,711,964)	(2,078,704)	(115,568)
Gain on extinguishment of debt	0	115,000	0	115,000	115,000	0
Gain (loss) on valuation of warrant liability	(553,536)	0	(1,232,291)	0	242,052	0
Other income (expense)	25,421	1	26,521	90	(1,592)	(27,201)
Total other income (expense), net	(2,008,238)	57,874	(4,912,728)	(1,596,874)	(1,723,244)	(142,769)
Net loss before income taxes	(3,211,288)	(847,353)	(8,600,059)	(4,173,831)	(5,385,803)	(2,958,415)
Provision for income taxes	0	0	0	0	0	0
Net loss	(3,211,288)	(847,353)	(8,600,059)	(4,173,831)	(5,385,803)	(2,958,415)
Net loss attributable to non-controlling interest	(172,289)	(116,469)	(437,125)	(365,173)	(489,655)	0
Net loss attributable to controlling interest	(3,038,999)	(730,884)	(8,162,934)	(3,808,658)	(4,896,148)	(2,958,415)
Basic and diluted loss per common share (in dollars per shares)	$ (0.06)	$ (0.02)	$ (0.17)	$ (0.09)	$ (0.11)	$ (0.10)
Basic and diluted weighted average number of shares outstanding (in shares)	51,481,822	47,112,637	49,381,008	43,194,804	44,160,713	30,017,868
All Other
Net revenues					537,152	381,517
Related Party Transactions
Net revenues					$ 0	$ 52,141